Earnings per share - Calculation of basic and diluted EPS (Detail) £ / shares in Units, £ in Millions, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£) £ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares	Jun. 30, 2021 USD ($) shares
Earnings per share [abstract]
Earnings	£ 257.9		$ 252.7
Weighted average shares used in basic EPS calculation | shares	1,115.2	1,211.9	1,211.9
EPS (pounds per share) | £ / shares	£ 0.231	£ 0.209
Diluted earnings | £	£ 257.9	£ 252.7
Weighted average shares used in diluted EPS calculation | shares	1,137.8	1,229.0	1,229.0
Diluted EPS (pounds per share) | £ / shares	£ 0.227	£ 0.206